Short-term investments (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Short-term Investments
Short-term investments consist of the following:

	As at March 31,
	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Bank deposits 1	80,633	116,730	1,596
Other investments 2	246,577	165,045	2,257

	327,210	281,775	3,853

Bank deposits are made for periods of between three months and one year depending on the cash requirements of the companies within the Group and earn interest at the respective fixed deposit rates.
Other investments include mutual fund investments and investment in bonds which are recorded at fair value with changes in fair value reported through the consolidated statements of profit or loss. These investments do not qualify for recognition as cash and cash equivalents due to their maturity period and risk of change in value of the investments. Refer Note 25 for further details.

1.
Includes
₹
 2,562 million and
₹
 6,568 million ($ 90 million) under lien with banks, Nil and
₹
 213 million ($ 3 million) under lien with others,
₹
 571 million and
₹
 465 million ($ 6 million) deposit held as collateral in respect of closure cost,
₹

1,385
million and
₹

2,726
million ($
37
million) held as margin money and
₹

Nil
and
₹

4,603
million ($
63
million) held as interest reserve created against interest payment on loans from banks as at March 31, 2020 and March 31, 2021 respectively.

2.	Includes ₹ 1,013 million and ₹ Nil ($ Nil) invested in related party as at March 31, 2020 and March 31, 2021 respectively. (Refer Note 35(c))